Share Capital and Dividends - Summary of Dividends Declared (Details) - Old Alithya - CAD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Dividend [Line Items]
Dividends declared	$ 2,531	$ 0
Class J Shares
Disclosure Of Dividend [Line Items]
Dividends declared	1,864	0
Class K Shares
Disclosure Of Dividend [Line Items]
Dividends declared	467	0
Class L Shares
Disclosure Of Dividend [Line Items]
Dividends declared	$ 200	$ 0